Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,774,415.51
Previously Paid Amount	0
Total Fee Amount	6,045.25
Total Offset Amount	0
Net Fee	$ 6,045.25
Offset Table N/A	N/A